COLLATERALIZED TRANSACTIONS (Details) - HKD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
COLLATERALIZED TRANSACTIONS
Margin loan extended to margin clients	$ 18,424,972	$ 4,141,962
Collateral received from margin clients	89,404,131	19,503,649
Collateral repledged to commercial banks and other financial institutions	58,255,907	9,408,908
Securities borrowed and lent	4,307,346	935,443
Cash collateral received from borrowers	5,067,828	1,342,738
Cash collateral deposited with lenders	$ 3,645,214	$ 1,126,300